Warrants (Tables)	12 Months Ended
Oct. 31, 2021
Warrants
Schedule of warrant activities

	Number	Weighted Average Exercise Price (CAD$)
Balance - October 31, 2019	27,584,605	0.53
Issued pursuant to private placement (Note 19.8)	5,000,000	0.13
Issued pursuant to private placement (Note 19.8)	10,000,000	0.13
Expired	(17,183)	(14.05)
Cancellation of prior warrants associated with convertible debentures (Note 20.4)	(6,818,182)	0.55
Issuance of new warrants associated with convertible debentures (Note 20.4)	6,818,182	0.16
Consideration warrants for convertible debenture maturity extension (Note 20.4)	1,590,909	0.16
Balance - October 31, 2020	44,158,331	0.33
Issuance pursuant to private placement (Note 19.2)	8,200,000	0.20
Issuance pursuant to the Offering (Note 19.6)	23,162,579	0.30
Expiration of broker warrants	(757,125)	0.44
Expiration of warrants	(17,843,998)	0.55
Balance – October 31, 2021	56,919,787	0.22

Schedule of warrant issued and outstanding

Exercise price (CAD$)	Warrants outstanding	Remaining contractual life (years)	Expiry date
$0.16	8,409,091	0.0	November 1, 2021
0.13	5,000,000	0.3	February 10, 2022
0.13	10,000,000	0.5	May 15, 2022
0.20	8,200,000	1.3	February 5, 2023
0.30	23,162,579	1.3	March 5, 2023
0.44	2,148,117	1.7	June 28, 2023
$0.22	56,919,787	0.9

20.1	Agent Warrants

On March 5, 2021, in connection with the Offering described at Note 19.6, as consideration for the services rendered by the agent (the “Agent”), the Company issued to the Agent an aggregate of 1,127,758 broker warrants of the Company (the “Broker Warrants”) exercisable to acquire 1,127,758 compensation options (the “Compensation Options”) for no additional consideration. As consideration for certain advisory services provided in connection with the Offering, the Company issued to the Agent an aggregate of 113,500 advisory warrants (the “Advisory Warrants”) exercisable to acquire 113,500 Compensation Options for no additional consideration. The Broker Warrants and Advisory Warrants are collectively referred to as the “Agent Warrants.”

Each Compensation Option entitles the holder thereof to purchase one unit of the Company (a “Compensation Unit”) at the Issue Price of CAD$0.225 for a period of twenty-four (24) months. Each Compensation Unit is comprised of one common share and one common share purchase warrant of the Company (a “Compensation Warrant”). Each Compensation Warrant shall entitle the holder thereof to purchase one common share in the capital of the Company at a price of CAD$0.30 for twenty-four (24) months. The following table sets out the Agent Warrants issued and outstanding at October 31, 2021:

Exercise price (CAD$)	Agent Warrants outstanding	Remaining contractual life (years)	Expiry date
$0.225	1,241,258	1.3	March 5, 2023

Schedule of Agent warrants assumption at grant date based

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.92%

○	Expected life of Agent Warrant	2 years

○	Expected life of underlying warrant	1.99 years

○	Expected volatility	100%

Schedule of novicious subco warrants

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.30%

○	Expected life	1.3 years

○	Expected volatility	131%

Schedule of novicious subco warrants

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants at the grant date based

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants one at the grant date based

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants two at the grant date based

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of the GR broker warrants

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants three at grant date based

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants Four at grant date based

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants five at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.710%

○	Expected life	2.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants six at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.640%

○	Expected life	4.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies